Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues from external customers	$ 362,430	$ 348,629	$ 1,099,288	$ 988,600	$ 1,355,139
Inter-segment revenues
Revenue	362,430	348,629	1,099,288	988,600	1,355,139
Unallocated corporate expenses	(577)	(1,272)	(1,584)	(2,117)	(3,380)
Depreciation and amortization					43,656
Operating income (loss)	26,560	21,910	77,139	53,024	72,854
Financial income (expense) net	(4,105)	(3,605)	(7,366)	(17,040)	(21,167)
Group's share of earnings (losses) of companies accounted for at equity, net	(3)	107	(66)	517	1,124
Taxes on income	(4,297)	(5,504)	(16,020)	(11,834)	(13,371)
Net income	18,155	12,908	53,687	24,667	39,440
Adjustments [Member]
Disclosure of operating segments [line items]
Revenues from external customers
Inter-segment revenues	(995)	(1,586)	(3,231)	(4,007)	(5,812)
Revenue	(995)	(1,586)	(3,231)	(4,007)	(5,812)
Unallocated corporate expenses	(577)	(1,272)	(1,584)	(2,117)	(3,380)
Depreciation and amortization					2
Operating income (loss)	(577)	(1,272)	(1,584)	(2,117)	(3,380)
Matrix [Member]
Disclosure of operating segments [line items]
Revenues from external customers	207,544	202,783	643,835	573,967	790,946
Inter-segment revenues	854	932	2,204	2,482	3,679
Revenue	208,398	203,715	646,039	576,449	794,625
Unallocated corporate expenses
Depreciation and amortization					6,865
Operating income (loss)	13,011	13,924	41,018	37,060	51,307
Sapiens [Member]
Disclosure of operating segments [line items]
Revenues from external customers	73,237	72,011	216,396	197,594	269,194
Inter-segment revenues
Revenue	73,237	72,011	216,396	197,594	269,194
Unallocated corporate expenses
Depreciation and amortization					21,969
Operating income (loss)	5,802	2,934	13,808	(1,659)	(768)
Magic [Member]
Disclosure of operating segments [line items]
Revenues from external customers	71,994	65,007	211,055	190,376	256,207
Inter-segment revenues	141	654	1,027	1,525	1,933
Revenue	72,135	65,661	212,082	191,901	258,140
Unallocated corporate expenses
Depreciation and amortization					13,611
Operating income (loss)	7,621	5,764	22,315	18,313	23,974
Other [Member]
Disclosure of operating segments [line items]
Revenues from external customers	9,655	8,828	28,002	26,663	38,792
Inter-segment revenues					200
Revenue	9,655	8,828	28,002	26,663	38,992
Unallocated corporate expenses
Depreciation and amortization					1,209
Operating income (loss)	$ 703	$ 560	$ 1,582	$ 1,427	$ 1,721